June 16, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 347 (File No. 333-192858) and Amendment No. 351 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 347 and under the Investment Company Act of 1940, as amended, Amendment No. 351 (the “Filing”) to the Trust’s Registration Statement on Form N-1A for the purpose of introducing the ARGA Value Fund (the “Fund”) as a new series of the Trust.

Post-Effective Amendment No. 339, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001398344-23-006426 on March 21, 2023, and which has not become effective (the “Previous Filing”), was also made for the purpose of introducing the Fund (formerly, in that Previously Filing, called the ARGA US Large Cap Value Fund) as a new series of the Trust.

The Filing is being made in order to (i) respond to the SEC’s comments on the Previous Filing, which were provided by Ms. Rebecca Marquigny on May 8, 2023; and (ii) make certain additional changes to the prospectus and statement of additional information for the Fund, including a change to the Fund’s name.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5608.

Sincerely,

/s/ Christopher Trueax

Christopher Trueax

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001